5. Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Intangible Assets
5. Intangible Assets

Intangible assets consist primarily of software development costs and customer and reseller relationships which are amortized over the estimated useful life, generally on a straight-line basis with the exception of customer relationships, which are generally amortized over the greater of straight-line or the related asset’s pattern of economic benefit. (in thousands)

	March 31	December 31
	2015	2014

Horizon software	$17,669	$16,936
ZTEsoft Telecom software	498	495
Contractual relationships	885	885
	19,004	18,316
Less accumulated amortization	(8,048)	(7,356)

Intangible assets, net	$11,004	$10,960

Amortization of intangible assets for each of the next five years is estimated to be $2,000,000 per year

Intangible assets consist primarily of software development costs and customer and reseller relationships which are amortized over the estimated useful life, generally on a straight-line basis with the exception of customer relationships, which are generally amortized over the greater of straight-line or the related asset’s pattern of economic benefit. (in thousands)

	December	December 31
	2014	2013

Horizon software	$16,936	$17,599
ZTEsoft Telecom software	495	497
Contractual relationships	885	885
	18,316	18,981
Less accumulated amortization	(7,356)	(6,221)

Intangible assets, net	$10,960	$12,760

Amortization of intangible assets for each of the next five years is estimated to be $1,900,000 per year